Note 13 Financial assets at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial assets at amortised cost [Line Items]
Debt instruments held at amortised cost	€ 58,450	€ 49,462
Loans and advances to central banks	7,355	7,151
Loans and advances to central banks at amortised cost	21,604	17,477
Loans and advances to customers at amortised cost	393,803	377,643
Financial assets at amortised cost	481,213	451,732
Government [member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	23,321	23,265
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	14,028	13,251
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	179,812	171,063
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers at amortised cost	176,643	170,063
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	14,672	14,444
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	11,242	11,316
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost	€ 68	€ 82